Cash flow information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of cash and cash equivalents
Cash at bank	$ 48,396		$ 48,396		$ 60,034
Deposits at call	403		403		413
Cash and cash equivalents	48,799	$ 76,760	48,799	$ 76,760	60,447	$ 136,881
Loss for the period	$ (18,600)	$ (21,302)	(59,970)	(69,892)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization			3,180	3,309
Foreign exchange losses/(gains)			363	10
Gain on derecognition of right-of-use assets			(76)	0
Finance costs			15,670	12,936
Remeasurement of contingent consideration			(7,307)	(601)
Remeasurement of warrant liabilities			1,229	(3,048)	$ (5,896)
Equity settled share-based payment			2,548	4,445
Deferred tax benefit			(172)	(187)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables			(734)	(1,093)
Decrease/(increase) in prepayments			826	901
Decrease/(increase) in tax incentive recoverable			(3,113)	0
Increase/(decrease) in trade creditors and accruals			605	691
Increase/(decrease) in provisions			(40)	641
Net cash (outflows) in operating activities			$ (46,991)	$ (51,888)